Note 10 - Commitments and Contingent Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense, Net	$ 935,000	$ 708,000